Summary of Principal Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Asset	12 Months Ended
Sep. 30, 2022
Apartment Rental Contracts [Member]
Summary of Principal Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Asset [Line Items]
Intangible assets estimated useful lives	Shorter of the lease term or 8 years
Trademarks [Member]
Summary of Principal Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Asset [Line Items]
Intangible assets estimated useful lives	8 years
Software [Member]
Summary of Principal Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Asset [Line Items]
Intangible assets estimated useful lives	10 years